Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss

The following is a continuity schedule of accumulated other comprehensive loss:

	2015	2014
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(255)	$454
Net unrealized loss	(798)	(681)
Repurchase of shares under normal course issuer bids [note 21]	11	(28)

Balance, end of year	(1,042)	(255)

Accumulated net unrealized loss on cash flow hedges [b]
Balance, beginning of year	(113)	(20)
Net unrealized loss	(244)	(103)
Reclassification of net loss to net income [a]	95	10

Balance, end of year	(262)	(113)

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(186)	(117)
Net unrealized gain (loss)	14	(72)
Reclassification of net loss to net income [a]	7	3

Balance, end of year	(165)	(186)

Accumulated net unrealized loss on available-for-sale investments
Balance, beginning of year	(4)	(4)
Net unrealized loss	3	—

Balance, end of year	(1)	(4)

Total accumulated other comprehensive loss [c]	$(1,470)	$(558)

Schedule of Net Income Amounts Reclassified from AOCL
[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2015	2014
Cash flow hedges
Sales	$(86)	$(28)
Cost of sales	(45)	17
Interest	(3)	—
Income tax	39	1

Net of tax	(95)	(10)

Other long-term liabilities
Cost of sales	(9)	(4)
Income tax	2	1

Net of tax	(7)	(3)

Total loss reclassified to net income	$(102)	$(13)

Summary of Income Tax Benefit to Component of Other Comprehensive Loss
[b]	The amount of income tax benefit that has been allocated to each component of other comprehensive loss is as follows:

	2015	2014
Accumulated net unrealized loss on cash flow hedges
Balance, beginning of year	$44	$4
Net unrealized loss	92	41
Reclassification of net loss to net income	(39)	(1)

Balance, end of year	97	44

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	36	14
Net unrealized (gain) loss	(3)	23
Reclassification of net loss to net income	(2)	(1)

Balance, end of year	31	36

Total income tax benefit	$128	$80